Z954 P-1
                       SUPPLEMENT DATED FEBRUARY 13, 2004
                              TO THE PROSPECTUS OF
                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                     FOREIGN EQUITY SERIES - SERVICE SHARES
                                DATED MAY 1, 2003

The Prospectus is amended as follows:

 o Foreign Equity Series - Service Shares are no longer available for investment. Effective December 31, 2003, the Fund offers only Primary Shares.

                           Please keep this supplement
                              for future reference.